Discontinued operations and assets and liabilities of disposal groups (Details) € in Millions, £ in Millions		1 Months Ended		12 Months Ended
		Jan. 31, 2023	Nov. 30, 2022 EUR (€)	Dec. 31, 2022 GBP (£) item	Dec. 31, 2022 EUR (€) item	Dec. 31, 2021 GBP (£) [1]	Dec. 31, 2020 GBP (£) [1]
Disclosure of analysis of single amount of discontinued operations [line items]
Number of legally binding agreements for sale of business | item				3	3
Profit/(loss) from continuing operations | £				£ 3,857		£ 2,848	£ (627)
Profit (loss) from discontinued operations | £	[2]			£ (262)		£ 464	£ 193
AIB
Disclosure of analysis of single amount of discontinued operations [line items]
Number of performing commercial loans successfully migrated | item				6	6
Amount of gross performing loans fully migrated by year-end | €					€ 2,100
Losses on disposal | €					(123)
AIB | Binding agreement for the sale of performing tracked and linked mortgages to AIB | Representation of comparatives
Disclosure of analysis of single amount of discontinued operations [line items]
Profit/(loss) from continuing operations | £				£ (188)
Profit (loss) from discontinued operations | £				£ 188
Permanent TSB p.l.c.
Disclosure of analysis of single amount of discontinued operations [line items]
Amount of gross performing non-tracker mortgages migrated | €			€ 5,000
Reduction in mortgage financial assets amortised cost | €					€ 453
Permanent TSB p.l.c. | Disposals of assets
Disclosure of analysis of single amount of discontinued operations [line items]
Number of branches transferred in sales agreement		25
Permanent TSB p.l.c. | Binding agreement for sale of UBIDAC business to Permanent TSB
Disclosure of analysis of single amount of discontinued operations [line items]
Number of branches transferred in sales agreement | item				25	25
Permanent TSB p.l.c. | UBIDAC
Disclosure of analysis of single amount of discontinued operations [line items]
Losses on disposal				£ 20	€ 24

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[2]	The results of discontinued operations, comprising the post-tax profit, is shown as a single amount on the face of the income statement. An analysis of this amount is presented in Note 8 to the consolidated financial statements.